NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Details)	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	27.20%	25.20%	25.50%
Risk-free interest rate	2.90%	1.90%	1.30%
Expected lives	5 years	6 years	5 years
Dividend yield	3.50%	4.40%	2.60%